Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Interest in Other Entities [Line Items]
Non current assets	$ 157,683	$ 158,461	$ 154,248
Current assets	84,948	72,517	70,236
Total assets	242,631	230,978	224,484
Shareholder's equity	114,037	101,574	95,409	$ 93,531
Non current liabilities	71,889	74,719	78,100
Current liabilities	56,705	54,685	50,975
Total liabilities & shareholders' equity	242,631	230,978	224,484
Revenues from sales	149,099	127,925	143,421
Net income	8,299	6,206	4,786
Share of Other Comprehensive Income, net amount	(677)	935	120
Equity value	16,968	15,858	15,006
Associates
Disclosure of Interest in Other Entities [Line Items]
Share of Other Comprehensive Income, net amount	(22)	(12)	13
Equity value	885	804	966
Dividends paid to the Group	328	308	442
Associates | 100% gross
Disclosure of Interest in Other Entities [Line Items]
Non current assets	2,908	3,047	3,491
Current assets	1,156	1,365	1,440
Total assets	4,064	4,412	4,931
Shareholder's equity	885	804	966
Non current liabilities	2,171	2,369	2,612
Current liabilities	1,008	1,239	1,353
Total liabilities & shareholders' equity	4,064	4,412	4,931
Revenues from sales	2,226	2,603	2,661
Net income	361	486	341
Joint ventures
Disclosure of Interest in Other Entities [Line Items]
Share of Other Comprehensive Income, net amount	(75)	16	38
Equity value	936	1,010	1,091
Dividends paid to the Group	147	30	22
Joint ventures | 100% gross
Disclosure of Interest in Other Entities [Line Items]
Non current assets	2,428	1,971	2,005
Current assets	1,150	825	860
Total assets	3,578	2,796	2,865
Shareholder's equity	1,102	1,010	1,091
Non current liabilities	1,281	985	951
Current liabilities	1,195	801	823
Total liabilities & shareholders' equity	3,578	2,796	2,865
Revenues from sales	4,358	3,181	3,362
Net income	$ 183	$ 131	$ 45